Note 34 - Financial Instruments and Risk Management - Effect of Gold Prices on Derivative Financial Instruments (Details) - Put option derivative [member] $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Statement Line Items [Line Items]
Increase by 5% of the gold price	$ 0
Decrease by 5% of the gold price	4
Increase by 5% of the gold price	0
Decrease by 5% of the gold price	$ 4